Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
The Company currently has an informal cybersecurity policy. As of the date of this annual report, our board of directors has oversight responsibility for the Company’s overall risk management, including cybersecurity risk. The Company’s executive officers oversee the strategic processes to safeguard data and comply with relevant regulations and report material cybersecurity incidents to the board of directors. The Company relies on certain third parties for the provision of its cloud infrastructure but does not currently engage any assessors, consultants, auditors, or other third parties in connection with any processes for assessing, identifying, and managing material risks from cybersecurity threats, given the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity. As of the date of this annual report, there have been no cybersecurity threats that have materially affected or are reasonably likely to materially affect the Company.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	The Company currently has an informal cybersecurity policy.
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, there have been no cybersecurity threats that have materially affected or are reasonably likely to materially affect the Company.
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Company’s executive officers oversee the strategic processes to safeguard data and comply with relevant regulations and report material cybersecurity incidents to the board of directors. The Company relies on certain third parties for the provision of its cloud infrastructure but does not currently engage any assessors, consultants, auditors, or other third parties in connection with any processes for assessing, identifying, and managing material risks from cybersecurity threats, given the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Company’s executive officers oversee the strategic processes to safeguard data and comply with relevant regulations and report material cybersecurity incidents to the board of directors. The Company relies on certain third parties for the provision of its cloud infrastructure but does not currently engage any assessors, consultants, auditors, or other third parties in connection with any processes for assessing, identifying, and managing material risks from cybersecurity threats, given the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Company’s executive officers oversee the strategic processes to safeguard data and comply with relevant regulations and report material cybersecurity incidents to the board of directors. The Company relies on certain third parties for the provision of its cloud infrastructure but does not currently engage any assessors, consultants, auditors, or other third parties in connection with any processes for assessing, identifying, and managing material risks from cybersecurity threats, given the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity.
Cybersecurity Risk Role of Management [Text Block]	The Company’s executive officers oversee the strategic processes to safeguard data and comply with relevant regulations and report material cybersecurity incidents to the board of directors. The Company relies on certain third parties for the provision of its cloud infrastructure but does not currently engage any assessors, consultants, auditors, or other third parties in connection with any processes for assessing, identifying, and managing material risks from cybersecurity threats, given the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	As of the date of this annual report, our board of directors has oversight responsibility for the Company’s overall risk management, including cybersecurity risk.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Company’s executive officers oversee the strategic processes to safeguard data and comply with relevant regulations and report material cybersecurity incidents to the board of directors. The Company relies on certain third parties for the provision of its cloud infrastructure but does not currently engage any assessors, consultants, auditors, or other third parties in connection with any processes for assessing, identifying, and managing material risks from cybersecurity threats, given the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true